Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Future Minimum Rental Payments Payable Under Noncancellable Operating Leases and Purchase Obligations

Future minimum rental payments payable under noncancellable operating leases and purchase obligations as at December 31, 2017, are as follows:

$

Within one year	214.4
After one year but not more than five years	571.5
More than five years	349.2

1,135.1